FAIR VALUE OF INVESTMENTS - UNREALIZED PROFIT (LOSS) ON CONTRACTS BY FAIR VALUE HIERARCHY (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
FAIR VALUE OF INVESTMENTS
Fair value assets, amount transferred between measurement levels	$ 0	$ 0
Fair value liabilities, amount transferred between measurement levels	0	0
Fair value of investments
Net unrealized profit (loss) on open contracts	5,490,699	26,102,024
Total
Fair value of investments
Assets	26,784,777	48,709,895
Liabilities	21,294,078	22,607,871
Net unrealized profit (loss) on open contracts	5,490,699	26,102,024
Total | Futures
Fair value of investments
Assets	22,033,208	44,175,968
Liabilities	14,613,804	13,528,343
Total | Forwards
Fair value of investments
Assets	4,751,569	4,533,927
Liabilities	6,680,274	9,079,528
Level I
Fair value of investments
Assets	19,842,837	41,776,309
Liabilities	13,913,792	10,463,309
Net unrealized profit (loss) on open contracts	5,929,045	31,313,000
Level I | Futures
Fair value of investments
Assets	19,842,837	41,776,309
Liabilities	13,913,792	10,463,309
Level II
Fair value of investments
Assets	6,941,940	6,933,586
Liabilities	7,380,286	12,144,562
Net unrealized profit (loss) on open contracts	(438,346)	(5,210,976)
Level II | Futures
Fair value of investments
Assets	2,190,371	2,399,659
Liabilities	700,012	3,065,034
Level II | Forwards
Fair value of investments
Assets	4,751,569	4,533,927
Liabilities	$ 6,680,274	$ 9,079,528